Segment Information - Schedule of Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions		Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 5,103.0	$ 4,412.7
Motion Picture
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		1,851.4	1,759.4
Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,347.8	1,949.1
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Other Assets	[1]	$ 903.8	$ 704.2

[1]	Other unallocated assets primarily consist of cash, other assets and investments.